Ecotality Estate Acquisition (Details Narrative) - USD ($)		12 Months Ended
	Apr. 10, 2015	Dec. 31, 2014
Unsecured Creditors Estate [Member]
Percentage of ownership		50.00%
Reorganized Electric Transport Engineering Corporation [Member]
Percentage of ownership		50.00%
Business acquisition of initial consideration amount	$ 1,200,000	$ 1,000,000
Business acquisition of initial payment amount	375,000	275,000
Business acquisition of subsequent cash payment	$ 825,000	725,000
Reorganized Electric Transport Engineering Corporation [Member] | Series B Convertible Preferred Stock [Member]
Number of shares issued during period	8,250
Reorganized Electric Transport Engineering Corporation [Member] | Professional Service Providers [Member]
Business acquisition of initial payment amount	$ 281,000	70,000
Reorganized Electric Transport Engineering Corporation [Member] | Forbearance Of Blink Receivable From Estate [Member]
Business acquisition of initial payment amount	$ 94,035	94,035
Estates Creditor [Member]
Business acquisition of initial consideration amount		1,200,000
Business acquisition payable		$ 835,965